CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	[1]			$ 159
Equity	[1]	$ 20,480	$ 19,402	$ 15,562	$ 15,562	$ 12,672
Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Total borrowings		17,300	16,546
Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	[1]	833	707		$ 511	$ 324
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings		0	0
Total borrowings		1,808	1,613
Net deferred tax liabilities		0	0
Capitalization, net		$ 11,202	$ 10,726
Debt to total capitalization		16.00%	15.00%
Corporate | Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		$ 0	$ 0
Corporate | Preferred Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		597	568
Corporate | Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		833	707
Corporate | Unitholders Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		7,964	7,838
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings		15,227	14,266
Total borrowings		17,035	15,879
Net deferred tax liabilities		4,689	4,225
Capitalization, net		$ 42,204	$ 39,506
Debt to total capitalization		40.00%	40.00%
Consolidated | Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		$ 11,086	$ 10,289
Consolidated | Preferred Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		597	568
Consolidated | Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		833	707
Consolidated | Unitholders Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity		7,964	7,838
Corporate credit facilities | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		299	721
Corporate credit facilities | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		299	721
Medium Term Notes
Disclosure of objectives, policies and processes for managing capital [line items]
Total borrowings		7	6
Medium Term Notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		1,808	1,613
Medium Term Notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings		1,808	1,613
Subscription Facility | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings		142	6
Unamortised Financing Fees		$ 27	$ 48

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).